First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at January 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS: 88.03%
	Airport Services - 6.47%
16,494	Aena SME SA*^	$2,665,129
5,778	Flughafen Zurich AG*^	1,069,026
40,540	Grupo Aeroportuario del Sureste SAB de CV - Class B^	820,980
		4,555,135

	Construction & Engineering - 2.47%
15,864	VINCI SA^	1,738,789

	Electric Utilities - 27.62%
19,872	Alliant Energy Corp.	1,189,538
94,500	CLP Holdings Ltd.^	945,710
35,000	Emera, Inc.^	1,658,380
16,184	Entergy Corp.	1,808,886
19,732	Evergy, Inc.	1,281,791
17,787	Eversource Energy	1,591,759
44,033	FirstEnergy Corp.	1,847,625
62,272	Iberdrola SA^	713,949
46,051	NextEra Energy, Inc.	3,597,504
19,899	Pinnacle West Capital Corp.	1,385,169
50,258	SSE plc^	1,081,353
33,622	Xcel Energy, Inc.	2,342,109
		19,443,773

	Environmental & Facilities Services - 0.99%
5,435	Republic Services, Inc.	693,832

	Gas Utilities - 5.67%
15,873	Atmos Energy Corp.	1,701,903
441,200	China Gas Holdings Ltd.^	749,591
47,443	Rubis SCA^	1,535,854
		3,987,348

	Highways & Railtracks - 13.24%
15,219	Atlantia SpA*^	282,391
198,053	Atlas Arteria Ltd.^	919,342
471,400	CCR SA^	1,159,391
30,610	Getlink S.E.^	482,866
1,166,000	Jiangsu Expressway Co. Ltd. - Class H^	1,218,301
108,097	Promotora y Operadora de Infraestructura SAB de CV^	791,915
505,827	Transurban Group^	4,468,582
		9,322,788

	Integrated Telecommunication Services - 1.44%
93,953	Infrastrutture Wireless Italiane SpA^	1,013,033

	Multi-Utilities - 12.31%
10,385	Avista Corp.	461,717
52,349	CenterPoint Energy, Inc.	1,484,618
45,824	Dominion Energy, Inc.	3,696,164
85,448	Hera SpA^	355,238
19,288	Sempra Energy	2,664,830
		8,662,567

	Oil & Gas Storage & Transportation - 5.65%
16,636	Cheniere Energy, Inc.	1,861,568
19,007	DT Midstream, Inc.	982,662
35,700	Pembina Pipeline Corp.^	1,133,503
		3,977,733

	Railroads - 9.35%
476,648	Aurizon Holdings Ltd.^	1,192,502
12,700	Canadian National Railway Co.^	1,547,898
48,931	CSX Corp.	1,674,419
6,361	Norfolk Southern Corp.	1,730,128
10,400	West Japan Railway Co.^	435,799
		6,580,746

	Water Utilities - 2.82%
688,000	Guangdong Investment Ltd.^	982,763
25,848	Severn Trent plc^	1,003,531
		1,986,294
	TOTAL COMMON STOCKS (Cost $59,947,256)	61,962,038

	MLP INVESTMENT: 1.94%
	Oil & Gas Storage & Transportation - 1.94%
57,711	Enterprise Products Partners, LP	1,364,288
	TOTAL MLP INVESTMENT (Cost $1,068,710)	1,364,288

	REITs: 8.24%
	Real Estate - 8.24%
13,656	American Tower Corp.	3,434,484
7,273	SBA Communications Corp.	2,366,925
	TOTAL REITs (Cost $5,361,301)	5,801,409

	Total Investments in Securities (Cost $66,377,267): 98.21%	69,127,735
	Other Assets in Excess of Liabilities: 1.79%	1,263,277
	Net Assets: 100.00%	$70,391,012

	* Non-income producing security.
	^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
AG	Aktiengesellschaft is the German term for a public limited company.
SCA	Societe en commandite par actions is the French term for a limited share company.
S.E.	Company is a European company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	57.43%
Australia	9.35%
Canada	6.16%
China	5.54%
France	5.34%
Spain	4.80%
United Kingdom	2.96%
Italy	2.34%
Mexico	2.29%
Brazil	1.65%
Switzerland	1.52%
Japan	0.62%
100.00%

First Sentier Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

First Sentier Global Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$1,013,033	$-	$1,013,033
Energy	3,977,733	-	-	3,977,733
Industrials	8,418,563	14,472,727	-	22,891,290
Utilities	26,711,993	7,367,989	-	34,079,982
Total Common Stocks	39,108,289	22,853,749	-	61,962,038
MLP Investment	1,364,288	-	-	1,364,288
REITs	5,801,409	-	-	5,801,409
Total Investments in Securities	$46,273,986	$22,853,749	$-	$69,127,735

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.